Schedule of Other Current Assets (Details) - Strong Global Entertainment Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 600	$ 451	$ 417
Costs incurred in connection with initial public offering			1,920
Unbilled accounts receivable	578	552	337
Other	86	59	207
Total	$ 1,264	$ 1,062	$ 2,881